Label	Element	Value
UBS Select Prime Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

Money Market Funds	Prospectus and SAI Supplement

UBS Money Series

UBS Select Prime Investor Fund

Supplement to the Prospectuses (“Prospectuses”) dated August 28, 2015 and Statement of Additional Information (“SAI”) dated March 29, 2016, as supplemented

June 17, 2016

Dear Investor:

The purpose of this supplement is to update the Prospectuses and SAI in response to amendments (the “Amendments”) to Rule 2a-7 under the Investment Company Act of 1940, as amended, the primary rule governing money market funds, including UBS Select Prime Institutional Fund, UBS Select Prime Investor Fund and UBS Select Prime Preferred Fund (each, a “Fund” and together, the “Funds”). These regulatory changes, which have a tiered compliance period that extends until October 2016, impact key aspects of how money market funds are structured and operate.

Floating NAV and Possible Imposition of Fees and Gates

As we have previously announced, on or before October 14, 2016, each Fund will no longer be able to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value (“NAV”) per share as a result of the Amendments and will have a floating NAV calculated to four decimals (e.g., $1.0000). This means each Fund’s share price will fluctuate based on the current market value of the securities in the related master fund’s portfolio. In addition, each Fund may be subject to the possible imposition of liquidity fees and/or the temporary suspension of redemption privileges (i.e., redemption gates) if the Fund’s portfolio liquidity falls below certain required minimum levels because of market conditions or other factors.

Calculation of NAV

The Funds currently price their shares hourly, nine times each business day (that is, each hour beginning at 9:00 a.m. and ending at 5:00 p.m., Eastern time), to facilitate processing shareholder transactions each such day (with early closures before certain holidays). However, effective October 13, 2016, in connection with each Fund’s move to a floating NAV, the NAV of each Fund ordinarily will be calculated as of the following times on each day the Fund accepts purchase orders and redemption requests: 8:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time. In addition, effective on or about October 14, 2016, investors will no longer be permitted to exchange shares of the Funds for shares of other funds advised by UBS Asset Management (Americas) Inc.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-819

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Prime Investor Fund